Financial instruments - Schedule of Gains and Losses Reclassified from Accumulated Other Comprehensive Loss into Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	$ 15,490	$ (12,631)	$ (29,118)
Interest Rate Swaps [Member]
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	14,669	(12,631)	(29,118)
Derivative Put Instrument [Member]
Earnings (loss) on derivatives recognized in net earnings:
Change in fair value of financial instruments	821	0	0
Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	(333)	(1,927)	(3,407)
Depreciation and Amortization [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Loss reclassified from AOCL to net earnings
Depreciation and amortization/Interest expense	$ (784)	$ (932)	$ (966)